Reportable Segments - Operations by Industry Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital expenditures:
Total capital expenditures			$ 102,856	$ 147,658	$ 191,543	$ 190,399	$ 219,184
Depreciation and amortization:
Total depreciation and amortization	35,882	29,779	97,674	85,357	113,017	112,136	115,030
Rental Tools [Member]
Capital expenditures:
Total capital expenditures					61,958	61,702	48,872
Depreciation and amortization:
Total depreciation and amortization					42,944	40,497	36,558
U.S. Barge Drilling [Member]
Capital expenditures:
Total capital expenditures					8,808	7,339	5,315
Depreciation and amortization:
Total depreciation and amortization					13,906	17,006	22,165
U.S. Drilling [Member]
Capital expenditures:
Total capital expenditures					86,786	99,915	113,177
Depreciation and amortization:
Total depreciation and amortization					7,011	2,223
International Drilling [Member]
Capital expenditures:
Total capital expenditures					15,240	15,011	50,482
Depreciation and amortization:
Total depreciation and amortization					45,967	48,965	52,429
Corporate [Member]
Capital expenditures:
Total capital expenditures					18,751	6,432	1,338
Corporate and other [Member]
Depreciation and amortization:
Total depreciation and amortization					$ 3,189	$ 3,445	$ 3,878